Inventory	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORY
NOTE 4 -	INVENTORY
  Composition:
	As of	As of
	December 31,	December 31,
	2021	2020

Raw materials	704	380
Work in progress	457	332
Finished goods	794	352
	1,955	1,064